Licensing And Collaboration Arrangements	9 Months Ended
Sep. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Licensing And Collaboration Arrangements
16. Licensing and Collaboration Arrangements
The following is a description of the Group’s significant licensing and collaboration agreements entered into from January 1, 2017 to September 30, 2020.
A.
In-Licensing
Arrangements
Licensing Agreement with MorphoSys AG (“MorphoSys”)
In November 2017, the Group entered into a license and collaboration agreement with MorphoSys, with respect to the development and commercialization of MOR202/TJ202, MorphoSys´s proprietary investigational antibody against CD38 (the “CD38 product”).
Under this agreement, MorphoSys granted to the Group an exclusive, royalty-bearing, sublicensable license to exploit MOR202/TJ202 for any human therapeutic or diagnostic purpose in the licensed territory, namely mainland China, Hong Kong, Macau and Taiwan (collectively “Greater China”).
Pursuant to this agreement, the Group granted to MorphoSys an exclusive license to its rights in any inventions that the Group make while exploiting the CD38 product under this agreement, solely to exploit the CD38 product outside of Greater China.
Pursuant to this agreement, the Group paid to MorphoSys an upfront license fee of US$20.0 million (equivalent to approximately RMB132.7 million). The Group also agreed to make milestone payments to MorphoSys, conditioned upon the achievement of certain development, regulatory and commercial milestones, in the aggregate amount of US$98.5 million (equivalent to approximately RMB653.5 million). Such milestones include first patient dosed in human clinical trials, marketing approval, and first annual net sales of CD38 products covered by the agreement in excess of a certain amount.
In addition, the Group is required to pay tiered
low-double-digit
royalties to MorphoSys on a
country-by-country
and
product-by-product
basis during the term, commencing with the first commercial sale of a relevant licensed product in Greater China. Unless terminated earlier in accordance with the terms thereof, this agreement will remain in effect until the expiration of the Group’s last payment obligation under the agreement.
In 2017, the Group paid US$20.0 million (equivalent to approximately RMB132.7 million) upfront fee to MorphoSys, which was recorded as research and development expense. No additional payments were made in 2018. Due to the uncertainty involved in meeting these developments and commercialization based targets, the Group evaluated and concluded that the remaining milestones are still not probable as of December 31, 2018. In March and April 2019, the project achieved the first and second milestone and the Group paid US$8.0 million (equivalent to approximately RMB55.7 million) of milestone fees to MorphoSys, which was recorded as research and development expense in the interim condensed consolidated statement of comprehensive loss for the nine months ended September 30, 2019 and for the year ended December 31, 2019. No additional payments were made for the nine months ended September 30, 2020 as no
milestone has been achieved.
Licensing Agreement with Genexine, Inc. (“Genexine”)
In December 2017, the Group entered into an intellectual property license agreement with Genexine with respect to
GX-I7/TJ107,
a long-acting
IL-7
cytokine. Under this agreement, the Group obtained an exclusive, sublicensable and transferable license to use and otherwise exploit certain intellectual property in connection with the pre-clinical
and clinical development, manufacturing, sale and distribution of GX-I7 to treat cancer in Greater China.
Under the terms of the agreement, the Group made an upfront payment of US$12.0 million (equivalent to approximately RMB79.6 million) to Genexine which was recorded as a research and development expense in January 2018. The Group also agreed to make milestone payments in the aggregate amount of US$23.0 million (equivalent to approximately RMB152.6 million), conditioned upon the achievement of certain development milestones, including completion of Phase 2 and Phase 3 clinical studies and new drug application (“NDA”) or biologic license application (“BLA”) approval in Greater China.
Further, the Group agreed to make milestone payments in the aggregate amount of US$525.0 million (equivalent to approximately RMB3,482.7 million), conditioned upon the achievement of certain cumulative net sales of GX
-I7
up to US$2,000 million. The Group also is required to pay Genexine a low-single-digit
percentage royalty in respect of the total annual net sales of
GX-I7.
The aforesaid milestones and royalties (other than the upfront payment) will be reduced by 50% following the entry of a generic version of
GX-I7
in China, Hong Kong, Macau and Taiwan without the consent or authorization of the Group or any of the Group’s sublicensees.
Unless terminated earlier in accordance with the terms thereof, this agreement will remain in effect until the later of (i) the expiry of the last to expire patent of the licensed intellectual property that includes a valid claim for Greater China and that covers the composition of GX-I7; and (ii) 15 years from the date of the first commercial sale of
GX-I7.
No additional payments to Genexine were made in the nine months ended September 30, 2019 and 2020. Due to the uncertainty involved in meeting these developments and commercialization based targets, the Group evaluated and concluded that the remaining milestones are still not probable as of December 31, 2019 and September 30, 2020.
In May 2020, the Group and Genexine entered into an amendment to this agreement whereby both parties desire to establish collaboration on TJ107 GBM Study in Greater China Under the terms of the expanded collaboration, the Group will be mainly responsible for using commercially reasonable efforts to conduct the Phase 2 GBM clinical trial in Greater China, and Genexine will share the development strategies, data and costs for success of this clinical trial. The Group shall undertake to bear two-thirds
(2/3) proportion of the clinical development costs and Genexine shall undertake to bear one-third
(1/3) proportion of these costs. As of September 30, 2020, the costs incurred for the development of this new indication was RMB1.4 million and thus RMB0.9 million expense was recorded in the unaudited interim condensed consolidated statement of comprehensive loss for the nine months ended September 30, 2020.
Licensing Agreement with MorphoSys
In November 2018, the Group entered into a license and collaboration agreement with MorphoSys for MorphoSys´s proprietary antibody (MOR210/TJ210) directed against C5aR (the “C5aR Agreement”). Under this agreement, the Group obtained an exclusive, royalty-bearing license to explore, develop and commercialize certain anti-C5aR antibodies in Greater China and South Korea.
The Group will perform and fund all global development activities related to the development of MOR210/TJ210 in Greater China and South Korea, including all relevant clinical trials (including in the U.S. and China) and all development activities required for IND filing in the US as well as CMC development of manufacturing processes. MorphoSys retains rights in respect of development and commercialization of MOR210/TJ210 in the rest of the world.
Under the terms of the agreement, the Group also agreed to make milestone payments conditional upon the achievement of certain development milestones and certain annual net sales of anti-C5aR antibodies. The Group is also required to pay to MorphoSys tiered mid-single-digit
royalties on annual net sales of anti-C5aR antibody products within the licensed territory.
In 2018, the Group paid US$3.5 million (equivalent to approximately RMB23.2 million) upfront fee to MorphoSys, which was recorded as research and development expense. No additional payments were made in the year ended December 31, 2019. In August 2020, the project achieved the first milestone and the Group paid US$1.0 million (equivalent to approximately RMB6.8 million) of milestone fees to Morphosys, which was recorded as research and development expenses in the unaudited interim condensed consolidated statement of comprehensive loss for the nine months ended September 30, 2020.
Licensing Agreement with MacroGenics
In July 2019, the Group entered into a license and collaboration agreement with MacroGenics, Inc. for development and commercialization of an
Fc-optimized
antibody known as enoblituzumab that targets
B7-H3,
including in combination with other agents, such as the
anti-PD-1
antibody known as MGA012, in the People’s Republic of China, Hong Kong, Macau and Taiwan(“Greater China”). Under this agreement, the Group obtained an exclusive, sublicenseable, royalty-bearing license to MacroGenics’ patents and know-how
to develop and commercialize the enoblituzumab product, and a combination regimen of enoblituzumab and MGA012, in Greater China during the term of the agreement.
In exchange for these rights, in addition to certain financial consideration, the Group will grant to MacroGenics a royalty-free, sublicenseable, license outside of Greater China, to the patents and know-how
that are related to the enoblituzumab product or useful or necessary for MacroGenics to develop or commercialize the enoblituzumab product or a product containing MGA012, and combinations thereof. The license is
(i) non-exclusive
with respect to the enoblituzumab product, and (ii) exclusive with regard to MGA012.
Pursuant to the agreement, the Group paid an upfront fee of US$15.0 million (equivalent to approximately RMB104.4 million) to MacroGenics, which was recorded as research and development expense in the consolidated statement of comprehensive loss for the year ended December 31, 2019. No additional payments were made in the nine months ended September 30, 2020. Under the terms of the agreement, the Group also agreed to pay MacroGenics development milestone fees of up to US$75.0 million and regulatory milestones fees of up to US$60.0 million, respectively, and tiered double-digit royalties (ranging from mid-teens
to twenty percent) based on annual net sales in the territories.
The Group is responsible for all development costs in Greater China. MacroGenics is responsible for all development costs in the rest of the world, except that the Group is responsible for 20% of the costs incurred in (i) activities supporting global clinical trials in which the Group participates, (ii) certain CMC activities for material intended to be used in clinical trials in Greater China, and (iii) companion diagnostic development and validation for indications being studied in Greater China.
Due to the uncertainty involved in meeting these developments and commercialization based targets, the Group evaluated and concluded that no milestones are probable as of December 31, 2019 and September 30, 2020.
Other
In-Licensing
Arrangements
In addition to the above arrangements, the Group has entered into other various in-licensing
and collaboration agreements with third party licensors to develop and commercialize drug candidates. Based on the terms of these agreements the Group is contingently obligated to make additional material payments upon the achievement of certain contractually defined milestones. The Group recorded US$1.2 million (equivalent to approximately RMB8.4 million) milestone payment under these agreements during the year ended December 31, 2019 and made in total US$1.5 million (equivalent to approximately RMB10.5 million) milestone payment as of December 31, 2019, of which US$0.4 million (equivalent to approximately RMB2.9 million) milestone payment was recorded during the nine months ended September 30, 2019. The Group additionally recorded US$1.2 million (equivalent to approximately RMB8.2 million) milestone payment during the nine months ended September 30, 2020. Under the terms of the agreements, the licensors are eligible to receive from the Group up to an aggregate of approximately US$164.4 million (equivalent to approximately RMB1,144.5 million) in milestone payments upon the achievement of contractually specified development milestones and sales milestones, such as regulatory approval for the drug candidates, which may be before the Group has commercialized the drug or received any revenue from sales of such drug candidate, which may never occur.
B.
Out-Licensing
and collaboration Arrangements
Licensing Agreement among HDYM,
I-Mab
and Hangzhou HealSun Biopharm Co., Ltd. (“HealSun”)
In April 2017, one of the Company’s subsidiaries,
I-Mab
Shanghai, entered into a technology transfer agreement with HDYM and HealSun with respect to anti-PD-L1
humanized monoclonal antibodies. Under the agreement,
I-Mab
Shanghai agreed to grant to HDYM exclusive, worldwide and sublicensable rights to develop, manufacture, have manufactured, use, sell, have sold, import, or otherwise exploit certain
PD-L1
related patents, patent applications, know-hows, data and information of
I-Mab
Shanghai, relevant cell lines as well as any
anti-PD-L1
monoclonal antibody arising from such cell lines for the treatment of diseases. Further,
I-Mab
Shanghai and its cooperative party, HealSun agreed to provide subsequent research and development services on such intellectual property to HDYM, including the selection and examination of innovative anti-PD-L1
humanized monoclonal antibodies, cultivation and selection of stable cell lines, establishment of cell bank, research and development of manufacturing processes and preparation of samples, toxicological and pharmacological testing, pre-clinical
pharmaceutical experiment report drafting, and application for and registration of clinical trials. HDYM agreed to make milestone payments conditioned upon achieving certain contractually defined milestones.
The Group determined that this collaboration is reflective of a vendor-customer relationship and therefore within the scope of ASC 606. Under this agreement, due to the early stage nature of the development, in which the underlying intellectual property is significantly modified by the development activities being performed, the Group determined the license to the intellectual property and research and development services are not distinct and thus were accounted for as a single performance obligation that is satisfied over time. The Group would receive RMB51.0 million (inclusive of VAT) milestone payments under this agreement, and considered that the achievements of milestone II, III, IV are constrained such that the transaction price shall initially only include the milestones payment which have been achieved (that means when uncertainty associated with the variable consideration is subsequently resolved), the additional milestone payment shall be included in the total transaction price when it is no longer probable that a significant reversal of cumulative revenue would occur in future periods.
All the revenue has been recognized before the year ended December 31, 2019 and all the milestone payments were received by the Group as of December 31, 2019.
Collaboration Agreement with Everest (“Everest”)
In January 2018, the Group entered into a collaboration agreement with Everest, which is controlled by the ultimate controlling party of a principal shareholder of the Group. Under the agreement, both parties agreed to collaborate on programs to co-develop
MorphoSys’ proprietary anti-CD38 antibody for all indications in hematologic oncology and commercialize of MOR202/TJ202 in Greater China.
A joint steering committee with equal representation from each party was established to coordinate and oversee the development and commercialization of the CD38 product. All decisions of the joint steering committee shall be made by unanimous vote.
Under the agreement, the Group is primarily responsible for carrying out the development, manufacture and supply of the CD38 product, as well as seeking regulatory approval of the CD38 product. Everest is primarily responsible for sharing the development costs of the CD38 product, including payments due to MorphoSys under the Licensing Agreement, dated November 30, 2017, in the proportion of 75% by Everest and 25% by the Group.
The joint steering committee will decide which party shall be responsible for conducting the commercialization of the CD38 product pursuant to the commercialization plan approved by the committee. If Everest is selected to be responsible for commercialization, the Group shall grant an exclusive royalty-free license to Everest to commercialize the CD38 product for all indications in hematologic oncology in Greater China.
The Group and Everest will share the profit and loss and
out-licensing
revenue derived from the CD 38 product in proportion to the costs that each party incur in developing the product. The parties will also split out-license
revenue according to the proportion of development costs incurred, with the Group getting an additional five percent (5%) share and Everest receiving five percent (5%) less. Everest cannot share in any profit from the commercialization of CD38 product until it has fulfilled its payment obligations under this agreement.
Upon any termination of this arrangement, the terminating party has the right to continue the development and commercialization of CD38 product. If Everest is the rightful terminating party, the Group shall reasonably cooperate with Everest to facilitate the following: (i) assign the MorphoSys license to Everest (subject to the terms and conditions of such license); (ii) grant to Everest an exclusive license to all intellectual property rights that the Group owns or controls to further develop, manufacture, and commercialize the CD38 product; (iii) transfer the development, manufacture and commercialization of the CD38 product to Everest. The terminating party shall be solely responsible for the cost and expense of such development and commercialization after termination. In the event that such continuing party successfully develops and commercializes the CD38 product, it shall pay to the other party a percentage of the product profit and out-license
revenue generated therefrom in accordance with the terms of this agreement.
During the year ended December 31, 2018, the US$26.0 million in aggregate proceeds from Everest under the agreement represented the funding available under the agreement and was recorded as a research and development funding received liability (equivalent to approximately RMB178.7 million) on the consolidated balance sheet as of December 31, 2018, in accordance with ASC 730, Research and Development. Because there is a significant related party relationship between the Group and Everest, the Group is treating its obligation to make payments under the commercialization stage as an implicit obligation to repay the funds advanced by Everest (see Note 21). During the nine months ended September 30, 2019, an additional US$7.6 million (equivalent to approximately RMB51.6 million) of funding was received and recorded as a research and development funding received liability, no further funding received from July 1, 2019 to the date of termination agreement entered into with Everest. No additional milestone has been achieved in the year ended December 31, 2019.
Termination Agreement with Everest
On November 4, 2019, the Group and Everest have terminated the collaboration agreement with respect to the co-development
and commercialization of TJ202 in Greater China. Upon the termination, Everest will not retain any rights or entitlements to develop or commercialize TJ202 or any economic interest in its commercialization. All intellectual property rights in respect of TJ202 arising from its development under the collaboration agreement are vested and owned by
I-Mab,
and the Group holds all intellectual property rights and have maximum flexibility to further develop, manufacture and commercialize TJ202 in Greater China. In consideration of the above arrangements, the board of directors of the Group has approved the issuance of a total value of US$37.0 million (equivalent to approximately RMB258.1 million) of ordinary shares (the “CPP Shares”) to Everest, representing Everest’s historical contribution to the collaboration and the associated time cost. The CPP Shares will be issued concurrently with, and subject to, the completion of the Company’s initial public offering within 180 days from termination of the collaboration agreement. The total value of US$37.0 million was calculated based on the sum of (1) US$33.7 million, which equals cumulative paid-in
contributions historically made by Everest under the collaboration agreement; and (2) a negotiated US$3.3 million time cost of the foregoing historical contribution in light of
I-Mab’s
exclusive rights over the commercialization of TJ202 after this termination. The issuance of the CPP Shares was approved by
I-Mab’s
existing shareholders on December 25, 2019. In the event that the initial public offering has not been completed within 180 days from the termination of the collaboration agreement, the Company will issue 4,762,751 ordinary shares (the “Subject Shares”) to Everest on the 181st day. As a result of the aforementioned termination of the collaboration agreement with Everest, the Group derecognized the research and development funding received from Everest and recognized a liability that represented the ordinary shares to be issued to Everest, which was measured at fair value in accordance with ASC 480, and the difference of US$3.3 million (equivalent to approximately RMB23.0 million) between the initial fair value of the liability and the carrying amount of research and development funding received was recognized as other expenses in the consolidated statements of comprehensive loss for the year ended December 31, 2019. Upon the completion of the IPO in January 2020, the Group issued 6,078,571 ordinary shares to Everest.
Licensing Agreement with ABL Bio
In July 2018, the Group entered into a license and collaboration agreement with ABL Bio, under which the Group granted to ABL Bio exclusive, worldwide (excluding Greater China), royalty-bearing rights to develop and commercialize a bispecific antibody (“BsAb”).
The Group agreed to share costs fifty-fifty (50:50) with ABL Bio through the completion of in vivo studies, with ABL Bio responsible for all costs and activities following that time. As of December 31, 2019, in total US$0.2 million (equivalent to approximately RMB1.4 million) expenses were incurred by ABL Bio, of which US$0.1 million (equivalent to approximately RMB0.7 million) were incurred for the nine months ended September 30, 2019. In the nine months ended September 30, 2020, US$0.04 million (equivalent to approximately RMB0.3 million) expenses were incurred by ABL Bio. Accordingly, the Group recorded US$0.02 million (equivalent to approximately RMB0.15 million) (50% cost sharing) of expenses in the Group’s consolidated statement of comprehensive loss for the nine months ended September 30, 2020.
Pursuant to the license and collaboration agreement that signed in July 2018 and memorandum of understanding that subsequently entered into with ABL Bio in January 2020, ABL Bio agreed to pay the Group an upfront fee of US$2.5 million (equivalent to approximately RMB17.2 million), and milestone payments in the aggregate amount of US$97.5 million (equivalent to approximately RMB690.3 million) conditioned upon achieving certain research, clinical development and sales milestones. These include clinical milestones of up to US$32.5 million (equivalent to approximately RMB230.1 million) and sales milestones of up to US$65 million (equivalent to approximately RMB460.2 million). Further, ABL Bio agreed to pay the Group royalties at mid-single-digit
percentages in respect of the total annual net sales of the licensed BsAb product.
In addition, ABL Bio granted to the Group an exclusive, royalty-free, sublicensable license to use the BsAb technology solely to exploit the licensed BsAb product for all indications in Greater China.
The Group determined that this collaboration is reflective of a vendor-customer relationship and therefore within the scope of ASC 606. Under this agreement, the only one performance obligation was to grant the BsAb license to ABL Bio. If it is probable that a significant revenue reversal would not occur, the associated milestone value is included in the transaction price. Achievement of milestones that are not within the control of the Group or the licensee, such as regulatory approvals, are not considered probable until the approvals are achieved.
The Group recognized revenue of US$2.5 million (equivalent to RMB17.2 million) of revenue in the consolidated statements of comprehensive loss for the year ended December 31, 2018, which was the upfront fee related to the grant of the rights of BsAb to ABL Bio as mentioned above. As of December 31, 2019 and September 30, 2020, no other milestone has been achieved. No revenue was recognized for the nine months ended September 30, 2020 and 2019.
Collaboration Agreement with ABL Bio
In July 2018, the Group and ABL Bio entered into a collaboration agreement (the “ABL Bio Collaboration”) whereby both parties agreed to collaborate to develop three
PD-L1
based bispecific antibodies by using ABL Bio’s proprietary BsAb technology and commercialize them in their respective territories, which, collectively, include Greater China and South Korea, and other territories throughout the rest of the world if both parties agree to do so in such other territories during the performance of the agreement.
At contract inception, as both
I-Mab
and ABL Bio participate actively in the research and development activity. Also, the parties share the risk of failure of the BsAb products and share the income of licensing, so this contract meet the criteria of the definition of a collaborative arrangement, the Group categorized this agreement within the scope ASC 808. Prior to commercialization, the Group recorded the share of the expenses incurred by the collaboration for the development of three
PD-L1
based bispecific antibodies products in research and development expense in the interim condensed consolidated statements of comprehensive loss. As of December 31, 2019, in total RMB12.2 million expenses were incurred by the Group and RMB8.0 million expenses were incurred by ABL, of which, RMB6.0 million expenses were incurred by the Group and RMB6.6 million expenses were incurred by ABL for the nine months ended September 30, 2019. According to the terms set out in the agreement, the Group recorded RMB6.3 million (50% cost sharing) of expenses in the Group’s interim condensed consolidated statements of comprehensive loss for the nine months ended September 30, 2019. For the nine months ended September 30, 2020, RMB12.4 million expenses were incurred by the Group and RMB39.6 million expenses were incurred by ABL. According to the terms set out in the agreement, the Group recorded RMB26.0 million (50% cost sharing) of expenses in the Group’s interim condensed consolidated statements of comprehensive loss for the nine months ended September 30, 2020.
Collaboration Agreements with Tracon Pharmaceuticals, Inc. (“Tracon”)
In November 2018, the Group entered into collaboration agreements with Tracon, under which both parties agreed to co-develop
the Group’s proprietary CD73 antibody, TJD5 (the “TJD5 Agreement”) and co-develop
up to five BsAbs (the “BsAbs Agreement”). Both agreements may be terminated by either party for the other party’s uncured material breach, bankruptcy or insolvency or for safety reasons. In addition, the agreement in respect of TJD5 may be terminated by the Group: (i) for convenience within a certain period upon completing different clinical stages subject to certain payments and royalties, based on the clinical stage, that would be owed to Tracon upon the exercise of such termination for convenience; (ii) in the event that Tracon causes the Phase 1 study timeline to be delayed beyond the agreed extension periods; or (iii) if the Group decides to end the development of the collaborative product prior to its first commercial sale. Further, prior to the first commercial sale, Tracon may deem this agreement to be terminated by the Group if it reasonably believes that the Group has discontinued all meaningful development of the collaborative product for at least 12 months and certain other conditions are met. Additionally, in March 2019, the Group agreed with Tracon and F.
Hoffmann-La
Roche Ltd (“Roche”) on a clinical supply agreement for Roche to supply atezolizumab for use in clinical studies under the collaboration agreement with Tracon. As of December 31, 2019, the Group has recorded US$4.0 million (equivalent to approximately RMB27.8 million) of research and development costs in the consolidated statement of comprehensive loss for the year ended December 31, 2019, of which US$3.4 million (equivalent to approximately RMB24.3 million) was recorded in the nine months ended September 30, 2019. As of September 30, 2020, no payments or royalties are due under this agreement. For the nine months ended September 30, 2020, the Group has recorded US$0.03 million (equivalent to approximately RMB0.2 million) of research and development costs in the interim condensed consolidated statements of comprehensive loss.
Licensing Agreement with CSPC Pharmaceutical Group Limited (“CSPC”)
In December 2018, the Group entered into a product development agreement with CSPC. The Group granted to CSPC exclusive, non-transferable,
non-irrevocable
and sublicensable rights in the PRC (excluding Hong Kong, Macau and Taiwan) to develop and commercialize TJ103 for treating type 2 diabetes.
CSPC is responsible for developing, obtaining market approval and commercializing the licensed products. The Group is responsible for transferring the manufacturing technology of the licensed products to CSPC and assisting CSPC in the continued optimization of such manufacturing technology thereafter.
In consideration of the license, CSPC agreed to pay the Group an upfront fee of RMB15.0 million and milestone payments in an aggregate amount of RMB135.0 million conditioned upon achieving certain clinical development and regulatory approval milestones. In addition, the Group is also entitled to royalties of up to low-double-digit
percentages in respect of the total annual net sales of the products after its commercialization in the PRC.
The Group determined that this collaboration is reflective of a vendor-customer relationship and therefore within the scope of ASC 606. Under this agreement, the only one performance obligation was to grant TJ103 license to CSPC. considering that the achievements of milestones are constrained such that the transaction price shall initially only include upfront payment and subsequently, once another milestone was achieved (that means when uncertainty associated with the variable consideration is subsequently resolved), the additional milestone payment shall be included in the total transaction price when it is no longer probable that a significant reversal of cumulative revenue would occur in future periods. As of December 31, 2018, the amount received of RMB14.2 million (net of VAT) was recorded as advance from customers in the consolidated balance sheet. In February 2019, an additional amount of RMB0.8 million (net of VAT) was received, and the license was also approved by China intellectual property office in May 2019. The first milestone was achieved in September 2019 and the amount of RMB15.0 million (net of VAT) was received according to the terms of the agreement. Accordingly, RMB30.0 million was recognized as revenue in the consolidated statements of comprehensive loss for the year ended December 31, 2019, of which RMB15.0 million of upfront payment and RMB15.0 million milestone payment were recognized for the nine months ended September 30, 2019. No additional revenue was recognized in the nine months ended September 30, 2020 as no further milestone has been achieved.
Strategic Alliance Agreement with PT Kalbe Genexine Biologics (“KG Bio”)
In March 2020, the Group entered into a strategic partnership with Kalbe Genexine Biologics (“KG Bio”) to grant a right of first negotiation for an exclusive license for the development and commercialization of two
I-Mab-discovered
product candidates: uliledlimab, a highly differentiated anti-CD73 antibody in Phase 1 development for advanced solid tumors (“First Program”), and an
I-Mab
product candidate (“Second Program”) to be agreed upon by both parties in certain regions. Through this agreement, both parties intend to negotiate the terms that will be reflected in definitive agreements for each prospective program covered under this agreement.
If and when the Group and KG Bio enter into the definitive licensing agreement, the Group will be eligible to receive from KG Bio an aggregate amount of up to approximately US$340 million, including an upfront payment and subsequent payments conditional upon achieving certain development and commercial milestones. KG Bio will pay the Group tiered royalties in the low to mid-teen
percentages on net sales from certain regions. As the right of first negotiation has not been exercised and the definitive agreement has not been entered into as of September 30, 2020, no revenue was recognized during the nine months ended September 30, 2020.
Global Strategic Partnership with AbbVie
On September 3, 2020, the Group, through
I-Mab
Biopharma (Shanghai) Co., Ltd. and
I-Mab
Biopharma US Limited, each a wholly-owned subsidiary of the Group, entered into a broad global strategic partnership with AbbVie Ireland Unlimited Group (“AbbVie”).
Pursuant to this collaboration, the Group will grant AbbVie a global license, excluding Mainland China, Macau, and Hong Kong, to develop and commercialize lemzoparlimab (also known as TJC4), an innovative anti-CD47 monoclonal antibody internally discovered and developed by
I-Mab
for the treatment of multiple cancers. The Group will retain all rights to develop and commercialize lemzoparlimab (as well as certain other compounds directed against CD47) in Mainland China, Macau, and Hong Kong. AbbVie will conduct further global clinical trials (which the Group may elect to co-fund)
to evaluate lemzoparlimab in multiple cancers. This deal also allows for potential collaboration on future CD47-related therapeutic agents, including CD47-based bispecific antibodies and combination therapies with lemzoparlimab and AbbVie’s venetoclax (Venclexta
®
). Each party will have the opportunity, subject to rights of first negotiation to further licenses, to explore certain of each other’s related CD47-antibody programs in their respective territories. In addition, the Group and AbbVie will share manufacturing responsibilities, with AbbVie being the primary manufacturer supply outside of Mainland China, Hong Kong and Macau and the Group being the primary manufacturer for supply for Mainland China, Hong Kong and Macau. The Group believes that this collaboration will accelerate its establishment of commercial production operations in China.
AbbVie will pay the Group an upfront payment of US$180 million. Additionally, in connection with the recently released clinical data from the Phase 1 trial of lemzoparlimab in the United States, the Group expects to be paid a first milestone payment of US$20 million. The Group will also be eligible to receive up to US$1.74 billion in further success-based development, regulatory and sales milestone payments for lemzoparlimab, of which US$840 million are based on clinical development and regulatory approval milestones, with the remainder based on commercial milestones. Upon commercialization of lemzoparlimab, AbbVie will also pay tiered royalties from low double-digit percentages on global net sales outside of Mainland China, Macau, and Hong Kong. In addition, AbbVie has a license and right of first negotiation to further develop and commercialize two additional lemzoparlimab-based bispecific antibodies discovered and currently being developed by the Group and the Group cannot commercialize products containing these two additional lemzoparlimab-based bispecific antibodies outside of Mainland China, Macau and Hong Kong even if AbbVie does not exercise its right of first negotiation or both parties are unable to come to an agreement of financial terms on such products. The potential value of each such license is minimum US$500 million in upfront and milestone payments, for a combined total of no less than US$1 billion.
As of September 30, 2020, certain contractual obligations and regulatory approval were not obtained to bring the contract into effect. Thus, there was no financial impact in the interim condensed consolidated statement of comprehensive loss for the nine months ended September 30, 2020. Subsequently, it has become effective on December 10, 2020. The Group received the upfront payment of US$180 million in December 2020. Additionally, the first milestone event was achieved before the end of 2020 and the Group is entitled to receive the first milestone payment of US$20 million.